Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2023
Property, plant and equipment
Schedule of property, plant and equipment

	Freehold	Plant and	Fixtures
	property	machinery	and fittings	Total
	£’000	£’000	£’000	£’000
At 1 July 2021
Cost	278,987	38,309	73,528	390,824
Accumulated depreciation	(59,867)	(32,964)	(50,934)	(143,765)
Net book amount	219,120	5,345	22,594	247,059
Year ended 30 June 2022
Opening net book amount	219,120	5,345	22,594	247,059
Additions	2,390	2,706	2,791	7,887
Transfers	—	231	(231)	—
Depreciation charge	(3,394)	(3,013)	(5,878)	(12,285)
Closing net book amount	218,116	5,269	19,276	242,661
At 30 June 2022
Cost	281,377	39,562	75,394	396,333
Accumulated depreciation	(63,261)	(34,293)	(56,118)	(153,672)
Net book amount	218,116	5,269	19,276	242,661
Year ended 30 June 2023
Opening net book amount	218,116	5,269	19,276	242,661
Additions	6,046	8,921	7,530	22,497
Depreciation charge	(3,426)	(2,578)	(5,872)	(11,876)
Closing net book amount	220,736	11,612	20,934	253,282
At 30 June 2023
Cost	287,413	46,706	75,873	409,992
Accumulated depreciation	(66,677)	(35,094)	(54,939)	(156,710)
Net book amount	220,736	11,612	20,934	253,282

Schedule of estimated useful lives of property, plant and equipment

Freehold property	75 years
Computer equipment and software (included within Plant and machinery)	3 years
Plant and machinery	4-5 years
Fixtures and fittings	7 years